GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2022 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 90.68%(a)
United States Treasury Bill, 1.660% , 10/04/2022	$25,000,000	$24,998,475
United States Treasury Bill, 2.450% , 10/27/2022	15,000,000	14,974,350
United States Treasury Bill, 2.396% , 11/03/2022	30,000,000	29,931,450
United States Treasury Bill, 2.585% , 11/17/2022	25,000,000	24,911,094
United States Treasury Bill, 2.685% , 11/25/2022 (b)	10,000,000	9,958,615
United States Treasury Bill, 2.876% , 12/01/2022 (b)	30,000,000	29,857,293
United States Treasury Bill, 2.716% , 12/06/2022	35,000,000	34,818,000
United States Treasury Bill, 2.930% , 12/13/2022	20,000,000	19,881,940
United States Treasury Bill, 3.264% , 12/20/2022	25,000,000	24,838,988
United States Treasury Bill, 3.291% , 01/03/2023 (b)	20,000,000	19,838,260
United States Treasury Bill, 3.381% , 01/17/2023	20,000,000	19,801,530
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $253,718,141)		253,809,995

TOTAL INVESTMENTS - 90.68% (Cost $253,718,141)		$253,809,995

Other Assets In Excess Of Liabilities - 9.32%		26,093,032	(c)

NET ASSETS (100.00%)		$279,903,027

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

At September 30, 2022, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	225	11/30/22	Long	$18,792,000	–	$(1,543,050)
Coffee ‘C’(a)	83	12/19/22	Long	6,895,744	276,825	–
Copper(a)	131	12/28/22	Long	11,175,938	–	(718,887)
Corn Future(a)	491	12/14/22	Long	16,632,625	1,496,250	–
Cotton No.2(a)	70	12/07/22	Long	2,986,900	–	(1,286,900)
E-mini Gold(a)	1	11/28/22	Long	83,600	1,787	–
E-Mini Silver(a)	1	11/28/22	Long	47,598	–	(1,308)
Gasoline RBOB Future(a)	59	10/31/22	Long	5,872,364	–	(592,121)
Gold 100 Oz Future(a)	222	12/28/22	Long	37,118,400	–	(1,654,799)
Heating Oil Future(a)	53	10/31/22	Long	7,171,282	–	(104,794)
KC Hard Red Winter Wheat(a)	115	12/14/22	Long	5,701,125	704,225	–
Lean Hogs(a)	140	12/14/22	Long	4,268,600	–	(430,880)
Live Cattle(a)	173	12/30/22	Long	10,175,860	–	(238,390)
LME Nickel(a)	63	11/14/22	Long	7,958,790	–	(493,728)
LME Primary Aluminum(a)	165	11/14/22	Long	8,882,156	–	(1,320,383)
LME Zinc(a)	100	11/14/22	Long	7,502,500	–	(1,369,038)
Low Sulphur Gasoil(a)	100	11/10/22	Long	9,417,500	–	(174,550)
Natural Gas(a)	575	10/27/22	Long	38,904,499	–	(8,154,190)
Silver(a)	113	12/28/22	Long	10,757,035	–	(867,880)
Soybean(a)	221	11/14/22	Long	15,080,488	–	(2,131,700)
Soybean Meal(a)	227	12/14/22	Long	9,148,100	88,740	–
Soybean Oil(a)	238	12/14/22	Long	8,790,768	–	(2,140,956)
Sugar #11(a)	364	02/28/23	Long	7,207,782	–	(85,244)
Wheat (CBT)(a)	202	12/14/22	Long	9,307,150	1,142,775	–
WTI Crude(a)	270	10/20/22	Long	21,462,300	–	(2,802,770)
Total Futures Contracts					$3,710,602	(26,111,568)
Net Unrealized Depreciation					$–	(22,400,966)

	Number of	Expiration	Contract	Notional	Value/Unrealized	Value/Unrealized
Description	Contracts	Date	Type	Amount	Appreciation	Depreciation
LME Nickel(a)	(4)	11/14/22	Short	$(505,320)	28,104	–
LME Primary Aluminum(a)	(11)	11/14/22	Short	(592,144)	73,360	–
LME Zinc(a)	(7)	11/14/22	Short	(525,175)	110,600	–
Total Futures Contracts					$212,064	–
Net Unrealized Appreciation					$212,064	–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

Commodity Broad Strategy No K-1 Cayman Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$253,809,995	$–	$–	$253,809,995
Total	$253,809,995	$–	$–	$253,809,995

Other Financial Instruments
Assets
Futures Contracts	$3,922,666	$–	$–	$3,922,666
Liabilities
Futures Contracts	$(26,111,568)	$–	$–	$(26,111,568)
Total	$(22,188,902)	$–	$–	$(22,188,902)

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2. CONSOLIDATED SUBSIDIARY

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s net assets at September 30, 2022:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$44,620,266	15.9%